Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
NET SALES	$ 885,627	$ 803,552	$ 639,142
COST OF SALES	458,118	434,787	368,752
GROSS PROFIT	427,509	368,765	270,390
OPERATING EXPENSES
Research and development	262,718	217,822	174,357
Sales and marketing	34,383	27,450	26,920
General and administrative	37,371	31,354	27,923
Loss from settlement of litigation	0	1,250	1,312
Total operating expenses	334,472	277,876	230,512
OPERATING INCOME	93,037	90,889	39,878
NON-OPERATING INCOME (EXPENSES)
Unrealized holding gain on investment	18,400	543	8,002
Gain from disposal of long-term investment	21,076	58	0
Interest income	9,663	14,528	12,246
Foreign exchange gain (loss), net	(2,067)	1,391	914
Other income	18	0	8
Total non-operating income (expenses)	47,090	16,520	21,170
INCOME BEFORE INCOME TAX	140,127	107,409	61,048
INCOME TAX EXPENSE	17,492	18,160	8,175
NET INCOME	$ 122,635	$ 89,249	$ 52,873
EARNINGS PER ORDINARY SHARE:
Basic	$ 0.91	$ 0.66	$ 0.4
Diluted	$ 0.91	$ 0.66	$ 0.4
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic (Thousands)	134,312	134,570	133,413
Diluted (Thousands)	134,718	134,888	133,879
EARNINGS PER ADS (one ADS equals four ordinary shares):
Basic	$ 3.65	$ 2.65	$ 1.59
Diluted	$ 3.64	$ 2.65	$ 1.58
WEIGHTED AVERAGE ADS OUTSTANDING
Basic (Thousands)	33,578	33,642	33,353
Diluted (Thousands)	33,679	33,722	33,470